UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  December 31,2002

Check here if Amendment [   ]; Amendment Number: __________
This Amendment (Check only one):	[   ] is a restatement.
							[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		De Santis Capital Management, L.P.
Address:		4 Hamilton Landing
		Suite 205
			Novato, CA 94949

13F file number:	028-05613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		David W. Peterson
Title:		Principal
Phone:		(415)382-4384

Signature, Place, and Date of signing:



	___________________________	Novato, CA	October 30, 2002
	[Signature]	[City, State]	[Date]

Report Type (Check only one);

[xx]		13F HOLDING REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0

Form 13F Information Table Entry Total:			100

Form 13F Information Table Value Total:			$11,582.791(x1000)

List of Other Included Managers:				NONE



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FORM 13(f) INFORMATION TABLE












VALUE

INVESTMENT
VOTING AUTHORITY

NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x1000)
SHARES
DISCRETION
SOLE
NONE
SHARED

24/7 Media Inc.
COMMON STOCK
901314104
1.822
7922
SOLE
7922


Actuate Corporation
COMMON STOCK
00508B102
128.580
72644
SOLE
72644


Adobe Systems Inc.
COMMON STOCK
0724F101
595.224
24000
SOLE
24000


Advanced Fibre Communications
COMMON STOCK
0754A105
71.724
4300
SOLE
4300


Agere Systems Inc. - A
COMMON STOCK
0845V100
0.390
271
SOLE
271


Agere Systems Inc. - B
COMMON STOCK
0845V209
9.367
6691
SOLE
6691


Agilent Technologies Inc.
COMMON STOCK
0846U101
395.497
22021
SOLE
22021


Allos Therapeutics Inc.
COMMON STOCK
019777101
7.009
932
SOLE
932


Allscripts Healthcare Solutions
COMMON STOCK
01988P108
8.764
3667
SOLE
3667


Altera Corp.
COMMON STOCK
021441100
745.965
60500
SOLE
60500


Amerigroup Corp.
COMMON STOCK
03073T102
390.332
12878
SOLE
12878


Ascential Software Corp.
COMMON STOCK
04362P108
3.151
1286
SOLE
1286


Avici Systems Inc.
COMMON STOCK
05367L109
4.096
1144
SOLE
1144


Blue Coat Systems Inc.
COMMON STOCK
09534T508
2.417
615
SOLE
615


Broadcom
COMMON STOCK
111320107
16.491
1095
SOLE
1095


Brocade Communication Systems Inc.
COMMON STOCK
111621108
47.966
11586
SOLE
11586


Business Objects
COMMON STOCK
12328X107
336.000
22400
SOLE
22400


Capstone Turbine Corp.
COMMON STOCK
14067D102
0.678
753
SOLE
753


Celestica Inc.
COMMON STOCK
15101Q108
15.764
1118
SOLE
1118


Celgene Corporation
COMMON STOCK
151020104
77.872
3627
SOLE
3627


Ciena Corporation
COMMON STOCK
171779101
230.025
44752
SOLE
44752


Cirrus Logic Inc.
COMMON STOCK
172755100
59.328
20600
SOLE
20600


Cisco Systems Inc.
COMMON STOCK
17275R102
840.915
64192
SOLE
64192


Copper Mountain Networks Inc.
COMMON STOCK
217510106
6.710
1575
SOLE
1575


Corvis Corp.
COMMON STOCK
221009103
8.852
12468
SOLE
12468


Cosine Communications Inc.
COMMON STOCK
221222102
11.597
1920
SOLE
1920


Cypress Semiconductor Corp.
COMMON STOCK
232806109
132.704
23200
SOLE
23200


Divine Inc.
COMMON STOCK
255402406
0.248
177
SOLE
177


DoubleClick Inc.
COMMON STOCK
258609304
4.415
780
SOLE
780


Dyax Corp.
COMMON STOCK
26746E103
2.486
1381
SOLE
1381


E Piphany Inc.
COMMON STOCK
26881V100
93.825
22500
SOLE
22500


Epix Medical
COMMON STOCK
26881Q101
49.215
6807
SOLE
6807


Expedia Inc.
COMMON STOCK
302125109
50.867
760
SOLE
760


First Virtual Communications, Inc.
COMMON STOCK
30266P100
30.317
101055
SOLE
101055


Foundry Networks Inc.
COMMON STOCK
35063R100
12.665
1799
SOLE
1799


Globespan Inc.
COMMON STOCK
37957V106
3.100
703
SOLE
703


Group Management Corp.
COMMON STOCK
39944E106
0.360
225
SOLE
225


Hewlett-Packard Company
COMMON STOCK
428236103
1090.208
62800
SOLE
62800


Highwave Optical Technologies Inc.
COMMON STOCK
F4815R101
0.746
733
SOLE
733


I-many Inc.
COMMON STOCK
44973Q103
34.790
24500
SOLE
24500


IBasis Inc.
COMMON STOCK
450732102
0.518
1571
SOLE
1571


Informatica Corp.
COMMON STOCK
45666Q102
9.688
1682
SOLE
1682


Intraware Inc.
COMMON STOCK
46118M103
0.534
485
SOLE
485


Jupiter Media Metrix Inc.
COMMON STOCK
48206U104
0.030
177
SOLE
177


Kana Communications Inc.
COMMON STOCK
483600102
0.185
94
SOLE
94


LSI Logic Corp.
COMMON STOCK
502161102
185.217
32100
SOLE
32100


Legato Systems, Inc.
COMMON STOCK
524651106
112.169
22300
SOLE
22300


Lucent Technology
COMMON STOCK
549463107
31.871
25295
SOLE
25295


Madge NV
COMMON STOCK
N5424G106
6.739
24958
SOLE
24958


Maxtor Corporation
COMMON STOCK
577729205
245.810
48579
SOLE
48579


Metawave Communications Inc.
COMMON STOCK
591409107
0.256
914
SOLE
914


Microsoft  Corp.
COMMON STOCK
594918104
589.380
11400
SOLE
11400


Netopia Inc.
COMMON STOCK
64114K104
1.472
1059
SOLE
1059


Network Appliance
COMMON STOCK
64120L104
229.000
22900
SOLE
22900


Newmont Mining Corp.
COMMON STOCK
651639106
696.720
24000
SOLE
24000


Nortel Networks Corp.
COMMON STOCK
656568102
55.706
34600
SOLE
34600


Northpoint Communications
COMMON STOCK
666610100
0.007
6145
SOLE
6145


Odyssey Healthcare Inc.
COMMON STOCK
67611V101
13.325
384
SOLE
384


Omnicell Inc.
COMMON STOCK
68213N109
0.670
253
SOLE
253


Orapharma Inc.
COMMON STOCK
68554E106
4.875
666
SOLE
666


Orchestream Holdings Ltd.
COMMON STOCK
993906DR4
0.704
7605
SOLE
7605


PLX Technologies Inc.
COMMON STOCK
693417107
16.371
4187
SOLE
4187


PMC-Sierra Inc.
COMMON STOCK
69344F106
125.656
22600
SOLE
22600


Pfizer Inc.
COMMON STOCK
717081103
0.092
3
SOLE
3


Pliant Systems, Inc.
COMMON STOCK
729138107
0.003
5014
SOLE
5014


Polycom Inc.
COMMON STOCK
73172K104
53.531
5623
SOLE
5623


Portal Software Inc.
COMMON STOCK
736126103
31.493
38976
SOLE
38976


Quantum Corp.  DLT Storage Systems Group
COMMON STOCK
747906204
170.666
63920
SOLE
63920


Rational Software Corp.
COMMON STOCK
75409P202
113.251
10900
SOLE
10900


RealNetworks Inc.
COMMON STOCK
75605L104
198.928
52212
SOLE
52212


Redback Networks Inc.
COMMON STOCK
757209101
7.145
8506
SOLE
8506


Siebel Systems, Inc.
COMMON STOCK
826170102
1777.480
240200
SOLE
240200


Sierra Wireless
COMMON STOCK
826516106
67.816
15483
SOLE
15483


Sonic Innovations Inc.
COMMON STOCK
83545M109
96.667
25372
SOLE
25372


Sun Microsystems Inc.
COMMON STOCK
8668101104
181.925
58497
SOLE
58497


Synaptics Inc.
COMMON STOCK
87157D109
34.618
4555
SOLE
4555


Tellium Inc.
COMMON STOCK
87967E107
2.705
4226
SOLE
4226


Texas Instruments
COMMON STOCK
882508104
357.238
23800
SOLE
23800


The Medicines Company
COMMON STOCK
584688105
9.228
576
SOLE
576


Tut Systems
COMMON STOCK
901103101
26.640
21143
SOLE
21143


Vastera Inc.
COMMON STOCK
92239N109
5.289
936
SOLE
936


Vignette Corp.
COMMON STOCK
926734104
54.601
44500
SOLE
44500


Vitesse Semiconductor Corp.
COMMON STOCK
928497106
93.337
42717
SOLE
42717


WebSense Inc
COMMON STOCK
947684106
56.222
2632
SOLE
2632


Yahoo! Inc.
COMMON STOCK
984332106
382.590
23400
SOLE
23400


nCipher Corp.
COMMON STOCK
993907ES0
11.944
12159
SOLE
12159


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